LION BATTERY (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands			1 Months Ended
	Jul. 15, 2019	Jul. 12, 2019	Sep. 30, 2019
Lion Battery Technologies Inc [Member]
Disclosure of detailed information about investment property [line items]
Additional amount of common stock issued for investment	$ 4
Additional number of common stock issued for investment	400,000
Additional common stock price per share	$ 0.01
Preferred stock received for investment, value		$ 550	$ 700
Preferred stock received for investment		1,100,000
Preferred stock price per share	$ 0.50	$ 0.50
Maximum investment in new venture	$ 4,000
Amount of investment allocated to general and administrative expenses	1,000
Payment of fees per month	$ 3
Florida International University [Member]
Disclosure of detailed information about investment property [line items]
Amount funded to research program		$ 3,000	$ 667